DESCRIPTION OF THE PLAN - Contributions (Details) - Pioneer Bank, National Association 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Participant's deferral rate (as a percent)	6.00%
Employee Benefit Plan, Employer Discretionary Contribution Amount	$ 0
Maximum
DESCRIPTION OF THE PLAN
Participant compensation matched (as a percent)	3.50%
First portion of salary deductions
DESCRIPTION OF THE PLAN
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	1.00%
Second portion of salary deductions
DESCRIPTION OF THE PLAN
Employer matching contribution (as a percent)	50.00%
Participant compensation matched (as a percent)	5.00%